Net Debt (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2021	Dec. 31, 2020 USD ($)
Interest bearing loans and borrowings
Non-current installments of loans	$ (17,505)
Non-current instalments of loans - Cash Flow	(7,944)
Non-current installments of loans - Non-cash & Other	1,257
Non-current installments of loans - Exchange Movements	83
Non-current installments of loans	(24,109)		$ (15,150)
Non-current installments of leases	(489)
Non-current installments of leases - Non-cash & Other	(9)
Non-current installments of leases - Exchange Movements	6
Non-current installments of leases	(492)		(465)
Total long-term debt	(17,994)
Total long-term debt - Cash Flow	(7,944)
Total long-term debt - Non-cash & Other	1,248
Total long-term debt - Exchange Movements	89
Total long-term debt	(24,601)
Current instalments of loans	(1,536)
Current instalments of loans - Cash Flow	611
Current instalments of loans - Non-cash & Other	(1,248)
Current instalments of loans - Exchange Movements	37
Current instalments of loans	(2,136)
Current instalments of leases	(192)
Current instalments of leases - Cash Flow	117
Current instalments of leases - Non-cash & Other	(127)
Current instalments of leases - Exchange Movements	4
Current instalments of leases	(198)		(174)
Interest-bearing loans and borrowings	(2,194)
Interest-bearing loans and borrowings	(2,696)		(3,958)
Total current debt	(2,386)
Total current debt - Cash Flow	819
Total current debt - Non-cash & Other	(1,375)
Total current debt - Exchange Movements	48
Total current debt	(2,894)
Gross borrowings	(20,380)
Gross borrowings - Cash Flow	(7,125)
Gross borrowings - Non-cash & Other	(127)
Gross borrowings - Exchange Movements	137
Gross borrowings	(27,495)
Net derivative financial instruments	278
Net derivative financial instruments - Cash Flow	(15)
Net derivative financial instruments - Non-cash & Other	(118)
Net derivative financial instruments	145
Net borrowings	(20,102)
Net borrowings - Cash Flow	(7,140)
Net borrowings - Non-cash & Other	(245)
Net borrowings - Exchange Movements	137
Net borrowings	(27,350)
Cash and cash equivalents at the beginning of the period	7,832
Cash and cash equivalents - Cash Flow	7,794
Cash and cash equivalents - Exchange Movements	(59)
Cash and cash equivalents at the end of the period	15,567		5,673
Other investments - current	160
Other investments, current - Cash Flow	(98)
Other investments - current	62		442
Cash and investments	7,992
Cash and investments - Cash Flow	7,696
Cash and investments - Exchange Movements	(59)
Cash and investments	15,629
Net Debt	(12,110)
Net Debt - Cash Flow	556
Net Debt - Non-cash & Other	(245)
Net Debt - Exchange Movements	78
Net Debt	(11,721)
Cash collateral on financial derivatives	168		136
Cash collateral posted by the Group	1		120
Other investments - non-current	1,072		1,577		$ 1,108
Potential payable	2,375				$ 2,297
Increase in net debt	(389)
Dividends paid	2,469		2,398
Purchase of intangible assets	314		983
Payment of contingent consideration from business combinations	309		353
Purchase of property, plant and equipment	508		370
Net cash inflow before financing activities	3,145		1,336
Net cash inflow from operating activities	2,826		1,179
Disposal of non-current asset investments			949
Disposal of intangible assets	573		$ 474
Acerta Pharma Acquisition
Interest bearing loans and borrowings
Ownership interest acquired (as a percent)				45.00%
Current other payables
Interest bearing loans and borrowings
Potential payable	889
Non-current other payables
Interest bearing loans and borrowings
Potential payable	1,486
Bank collateral
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(288)
Current borrowings and current portion of non-current borrowing - Cash Flow	120
Interest-bearing loans and borrowings	(168)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(84)
Current borrowings and current portion of non-current borrowing - Cash Flow	62
Interest-bearing loans and borrowings	(22)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(286)
Current borrowings and current portion of non-current borrowing - Cash Flow	(91)
Current borrowings and current portion of non-current borrowing - Exchange Movements	7
Interest-bearing loans and borrowings	(370)
Fixed-rate notes, 0.300%, maturing in May 2023
Interest bearing loans and borrowings
Gross borrowings	(1,400)
Fixed-rate notes, 0.700%, maturing in May 2024
Interest bearing loans and borrowings
Gross borrowings	(1,600)
Fixed-rate notes, 1.200%, maturing in May 2026
Interest bearing loans and borrowings
Gross borrowings	(1,250)
Fixed-rate notes, 1.750%, maturing in May 2028
Interest bearing loans and borrowings
Gross borrowings	(1,250)
Fixed-rate notes, 2.250%, maturing in May 2031
Interest bearing loans and borrowings
Gross borrowings	(750)
Fixed-rate notes, 3.000%, maturing in May 2051
Interest bearing loans and borrowings
Gross borrowings	$ (750)
Fixed-rate notes, 0.375%, maturing in May 2029
Interest bearing loans and borrowings
Gross borrowings | €		€ (800)